Note 6 - Other Expenses - Other Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Hosting		$ 8,056	$ 7,344		$ 10,146
Audit, legal and other advisory services (1)	[1]	10,863	6,742		8,323
Software license fees		1,882	2,397		1,799
Rent and other office expenses		3,318	4,175		4,573
Travel		1,304	3,903		2,057
Other		2,774	3,686		1,776
Total		$ 28,197	$ 28,248	[2]	$ 28,674

[1]	Amount in 2020 includes US$3,543 thousand related to actions taken following a short seller report.
[2]	Amounts in the comparative periods have been re-presented to account for the impact of discontinued operations and the reclassification of items classified as "cost of revenue" in the consolidated financial statements for the years ended December 31, 2018 and 2019. See Notes 2 and 9 for additional information.